Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INCOME TRUST
Prospectus Date	rr_ProspectusDate	Nov. 03, 2014
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2014